Offerings	Jan. 06, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(3)
Common stock, preferred stock, depositary shares and debt securities, as may be issuable upon conversion or redemption of common stock, preferred stock, depositary shares or debt securities, as the case may be, or upon the exercise of warrants, in each case, registered under this registration statement.

(4)
Common stock and preferred stock may be issued by the Registrant upon settlement of the stock purchase contracts or stock purchase units of the Registrant, in each case, registered under this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(3)
Common stock, preferred stock, depositary shares and debt securities, as may be issuable upon conversion or redemption of common stock, preferred stock, depositary shares or debt securities, as the case may be, or upon the exercise of warrants, in each case, registered under this registration statement.

(4)
Common stock and preferred stock may be issued by the Registrant upon settlement of the stock purchase contracts or stock purchase units of the Registrant, in each case, registered under this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(3)
Common stock, preferred stock, depositary shares and debt securities, as may be issuable upon conversion or redemption of common stock, preferred stock, depositary shares or debt securities, as the case may be, or upon the exercise of warrants, in each case, registered under this registration statement.

(5)
Depositary shares will be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event that the Registrant elects to offer to the public fractional interests in shares of preferred stock registered under this registration statement, depositary receipts will be distributed to those persons purchasing such fractional interests and the shares of preferred stock will be issued to the depositary under the applicable deposit agreement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(6)
Warrants may represent rights to purchase our common stock, preferred stock or debt securities, in each case, registered under this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(7)
Stock purchase contracts may be issued separately or as stock purchase units.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(8)
Stock purchase units may consist of a stock purchase contract and debt securities or preferred stock, in each case, registered under this registration statement or debt obligations of third parties, including U.S. treasury securities, securing the holders’ obligations to purchase our common stock or preferred stock under the stock purchase contracts.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold by Blackbaud, Inc. (the “Registrant”) at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.

(2)
The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement.

(3)
Common stock, preferred stock, depositary shares and debt securities, as may be issuable upon conversion or redemption of common stock, preferred stock, depositary shares or debt securities, as the case may be, or upon the exercise of warrants, in each case, registered under this registration statement.